Summary of Significant Accounting Policies (Details 5)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Summary of Significant Accounting Policies
Net income, representing undistributed earnings available to ordinary shareholder-basic and diluted	$ 12,945,031	79,210,649	79,528,309	188,151,454
Weighted average number of ordinary shares outstanding - basic and diluted	25,725,000	25,725,000	25,725,000	25,725,000
Basic and diluted (in dollars per share)	$ 0.50	3.08	3.09	7.31
Operating Risk
Percentage of short-term borrowing in total borrowings	89.00%	89.00%
Percentage of long-term borrowing in total borrowings	11.00%	11.00%